Critical Accounting Judgements, Estimates and Assumptions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Critical Accounting Judgements, Estimates and Assumptions [Abstract]
Critical accounting judgements, estimates and assumptions

2. Critical accounting judgements, estimates and assumptions

The preparation of the consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts in the consolidated financial statements. Management continually evaluates its judgements and estimates in relation to assets, liabilities, contingent liabilities, revenue and expenses. Management bases its judgements, estimates and assumptions on historical experience and on other various factors, including expectations of future events, management believes to be reasonable under the circumstances. The resulting accounting judgements and estimates will seldom equal the related actual results. The judgements, estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

Acquisition of APIRx Pharmaceuticals

The Group has determined that the acquisition of APIRx Pharameticals (“APIRx”) in August 2022 is not deemed a business combination as the acquired set of activities and assets of APIRx did not meet the definition of a business under AASB 3 Business Combinations. Therefore, the transaction has been accounted for as an asset acquisition.

In an asset acquisition, the assets acquired are assigned a carrying amount based on the cost of the transaction and their relative fair values. The cost of the transaction was determined based on the fair value of the shares issued for consideration (in accordance with the shared based payment transactions accounting policy below). No deferred tax will arise in relation to the acquired assets and assumed liabilities as per the initial recognition exemption under AASB 112 Income Taxes.

Furthermore, no goodwill arises on acquisition and transaction costs of the acquisition are included in the capitalised cost of the asset. In determining when a transaction is an asset acquisition and not a business, significant judgment is required to assess whether the assets acquired constitute a business in accordance with AASB 3. Under AASB 3 a business is an integrated set of activities and assets that is capable of being conducted or managed for the purposes of providing a return, and consists of inputs and processes which, when applied to those inputs has the ability to create outputs.

Share-based payment transactions

The Group measures the cost of equity-settled transactions with employees and third parties by reference to the fair value of the equity instruments at the date at which they are granted. The fair value is determined by using either the trinomial or Black-Scholes model taking into account the terms and conditions upon which the instruments were granted. The accounting estimates and assumptions relating to equity-settled share-based payments would have no impact on the carrying amounts of assets and liabilities within the next annual reporting period but may impact profit or loss and equity.

Intangible assets with an indefinite useful life or that are not yet available for use

The Group tests annually, or more frequently if events or changes in circumstances indicate impairment, whether an intangible asset with an indefinite useful life or an intangible asset that is not yet available for use has suffered any impairment, in accordance with the accounting policy stated in note 1. The recoverable amounts have been determined using the Relief from Royalty method. These calculations require the use of assumptions, including estimated discount rates, royalty rates, and growth rates of the estimated future cash flows. Refer to note 12 for further information.

2. Critical accounting judgements, estimates and assumptions

The preparation of the consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts in the consolidated financial statements. Management continually evaluates its judgements and estimates in relation to assets, liabilities, contingent liabilities, revenue and expenses. Management bases its judgements, estimates and assumptions on historical experience and on other various factors, including expectations of future events, management believes to be reasonable under the circumstances. The resulting accounting judgements and estimates will seldom equal the related actual results. The judgements, estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

Coronavirus (COVID-19) pandemic

Judgement has been exercised in considering the impacts that the Coronavirus (COVID-19) pandemic has had, or may have, on the Group based on known information. This consideration extends to the nature of the products and services offered, customers, supply chain, staffing and geographic regions in which the Group operates. There does not currently appear to be either any significant impact upon the consolidated financial statements or any significant uncertainties with respect to events or conditions which may impact the Group unfavourably as at the reporting date or subsequently as a result of the Coronavirus (COVID-19) pandemic.

Share-based payment transactions

The Group measures the cost of equity-settled transactions with employees and third parties by reference to the fair value of the equity instruments at the date at which they are granted. The fair value is determined by using either the trinomial or Black-Scholes model taking into account the terms and conditions upon which the instruments were granted. The accounting estimates and assumptions relating to equity-settled share-based payments would have no impact on the carrying amounts of assets and liabilities within the next annual reporting period but may impact profit or loss and equity.